Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share
The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Net income	$34,407	$31,209	$66,767	$55,207
Denominator:
Average common shares	173,966,917	173,005,352	173,796,646	173,002,691
Basic earnings per share	$0.20	$0.18	$0.38	$0.32
Diluted earnings per share computation:
Numerator:
Net income	$34,407	$31,209	$66,767	$55,207
Denominator:
Average common shares - basic	173,966,917	173,005,352	173,796,646	173,002,691
Stock option conversion (1)	3,090,807	399,010	2,839,542	208,755
Stock units (2)	531,498	505,291	564,442	356,488
Average common shares - diluted	177,589,222	173,909,653	177,200,630	173,567,934
Diluted earnings per share	$0.19	$0.18	$0.38	$0.32

(1) Anti-dilutive options excluded	8,705	4,592,473	39,366	3,550,037
(2) Anti-dilutive RSUs excluded	6,724	3,145	4,714	336

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Year ended December 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$99,041	$112,514	$114,334
Denominator:
Average common shares	173,120,689	153,770,492	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.57	$0.73	$0.76
Basic earnings (loss) per share from discontinued operations	—	0.01	(0.04)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$0.57	$0.74	$0.72
Diluted earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$99,041	$112,514	$114,334
Denominator:
Average common shares — basic	173,120,689	153,770,492	150,000,000
Stock option conversion(1)	820,743	—	—
Stock units(2)	640,036	5	—
Average common shares — diluted	174,581,468	153,770,497	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.57	$0.73	$0.76
Basic earnings (loss) per share from discontinued operations	—	0.01	(0.04)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$0.57	$0.74	$0.72
___________________________

(1)	4,045,309 and 2,445,327 anti-dilutive options were excluded from the calculation for the years ended December 31, 2013 and 2012, respectively.

(2)	10 and 666,999 anti-dilutive RSUs were excluded from the calculation for the years ended December 31, 2013 and 2012, respectively.